Fair Value Measurements (Details) - Level 2 Fair value measurement [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
September 2025 Investor Warrants [Member]
Fair Value Measurements [Line Items]
Private warrant liability	$ 1,483	$ 2,255
October 2025 Investor Warrants [Member]
Fair Value Measurements [Line Items]
Private warrant liability	$ 2,347	$ 3,580